Pensions (Tables)	3 Months Ended
Apr. 02, 2023
Retirement Benefits [Abstract]
Components of Net Periodic Benefit Cost
Net periodic benefit costs for the Company’s defined benefit retirement plans and other benefit plans sponsored by the Company for 2022, 2021 and 2020 include the following components:

	Retirement Plans			Other Benefit Plans
(Dollars in Millions)	2022	2021	2020	2022	2021	2020
Service cost	$8	$7	$6	$—	$—	$—
Interest cost	4	2	3	—	1	—
Recognized actuarial losses (gain)	4	6	5	—	(1)	—
Curtailments and settlements	—	—	1	—	—	—
Expected return on plan assets	(1)	—	—	—	—	—
Net periodic benefit cost	$15	$15	$15	$—	$—	$—
Net periodic benefit costs for the Company’s defined benefit retirement plans sponsored by the Company for the fiscal three months ended April 2, 2023 and April 3, 2022, included the following components:

(Dollars in Millions)	April 2, 2023	April 3, 2022
Service cost	$5	$2
Interest cost	3	1
Recognized actuarial loss	—	1
Expected return on plan assets	(3)	—
Net periodic benefit cost	$5	$4